Restricted cash and escrow receivables	12 Months Ended
Mar. 31, 2025
Restricted Cash and Investments [Abstract]
Restricted cash and escrow receivables
10.
Restricted cash and escrow receivables

	As of March 31,
	2024	2025
	RMB	RMB
	(in millions)
Buyer protection fund deposits from merchants on the marketplaces (i)	30,924	35,962
Others	7,375	7,819
	38,299	43,781

(i)
The amount represents buyer protection fund deposits received from merchants on the Company’s marketplaces, which are restricted for the purpose of compensating buyers for claims against merchants. A corresponding liability is recorded in other deposits and advances received under accrued expenses, accounts payable and other liabilities (Note 19) on the consolidated balance sheets.